Digital Asset (Tables)	12 Months Ended
Dec. 31, 2021
Digital Asset
Schedule of Digital Asset	Digital asset holdings were comprised of the following:
	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

USDC	$5,000,000	$-	$-	$-
Total	$5,000,000	$-	$-	$-

Schedule of Additional Information About USDC
	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Opening balance	$-	$-	$-	$-
Collection from isuance of new shares	5,000,000	-	-	-
Ending balance	$5,000,000	$-	$-	$-